Cash Equivalents and Marketable Securities - Maturities of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due within one year	$ 137,077	$ 53,342
Due after one to four years	56,939
Total	194,016
Estimated Fair Value
Due within one year	137,043	$ 53,341
Due after one to four years	56,956
Total	$ 193,999